OPERATING EXPENSES - Future minimum lease payments (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	$ 7,106	$ 2,447	$ 3,507
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	1,765	2,033	2,644
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	3,858	414	863
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	$ 1,483	$ 0	$ 0